OPTION LIABILITIES - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Call option [Member] USD ($)	Dec. 31, 2012 Call option [Member] CNY	Dec. 31, 2012 Put option [Member] USD ($)	Dec. 31, 2012 Put option [Member] CNY
Derivative [Line Items]
Option liabilities	$ 1,981	12,344	7,932	$ 1,970	12,273	$ 11	71